Consolidated Balance sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Long-term assets:
Total assets		$ 0
Long-term liabilities:
Commitments and contingencies
Redeemable investor units, aggregate liquidation preference of $0 and $397,009 as of September 30, 2020 and December 31, 2019, respectively (Humana comprised $0 and $55,084 as of September 30, 2020 and December 31, 2019, respectively)	$ 545,001,000
Stockholders' equity/ members' deficit:
Common Stock		0
Total stockholders' equity/ members' deficit allocated to the Company		0
OAK Street Health Inc and Affiliates [Member]
Current assets:
Cash	474,631,000	33,987,000
Restricted cash	10,391,000	8,266,000
Other patient service receivables, net (Humana comprised $22 and $66 as of September 30, 2020 and December 31, 2019, respectively)	278,000	729,000
Capitated accounts receivable (Humana comprised $22,093 and $49,647 as of September 30, 2020 and December 31, 2019, respectively)	224,175,000	167,429,000
Prepaid expenses	9,424,000	1,382,000
Other current assets	6,120,000	8,028,000
Total current assets	725,019,000	219,821,000
Long-term assets:
Property and equipment, net	72,190,000	67,396,000
Security deposits	1,388,000	1,494,000
Goodwill	9,634,000	9,634,000
Intangible assets, net	3,062,000	3,352,000
Other long-term assets	86,000	125,000
Total assets	811,379,000	301,822,000
Current liabilities:
Accounts payable	5,577,000	10,757,000
Accrued compensation and benefits	23,434,000	28,610,000
Liability for unpaid claims (Humana comprised $60,103 and $58,916 as of September 30, 2020 and December 31, 2019, respectively)	257,227,000	170,629,000
Other liabilities (Humana comprised $7,612 and $5,294 as of September 30, 2020 and December 31, 2019, respectively)	22,111,000	11,001,000
Current portion of long-term debt		18,507,000
Total current liabilities	308,349,000	239,504,000
Long-term liabilities:
Deferred rent expense (Humana comprised $748 and $1,034 as of September 30, 2020 and December 31, 2019, respectively)	13,317,000	12,901,000
Other long-term liabilities (Humana comprised $9,134 and $4,705 as of September 30, 2020 and December 31, 2019, respectively)	18,769,000	10,816,000
Long-term debt, net of current portion		62,840,000
Total liabilities	340,435,000	326,061,000
Commitments and contingencies
Redeemable investor units, aggregate liquidation preference of $0 and $397,009 as of September 30, 2020 and December 31, 2019, respectively (Humana comprised $0 and $55,084 as of September 30, 2020 and December 31, 2019, respectively)		320,639,000
Stockholders' equity/ members' deficit:
Members' capital, par value $0.01 per unit, 0 and 11,000,000 units authorized as of September 30, 2020 and December 31, 2019, respectively; 0 and 2,530,864 units issued and outstanding at September 30, 2020 and December 31, 2019, respectively		4,192,000
Preferred stock, par value $0.001; 50,000,000 and 0 shares authorized as of September 30, 2020 and December 31, 2019, respectively; no shares issued and outstanding at September 30, 2020 and December 31, 2019
Common Stock	241,000
Additional paid-in capital (Humana comprised $49,987 and $0 as of September 30, 2020 and December 31, 2019, respectively)	928,805,000
Accumulated deficit	(468,730,000)	(354,355,000)
Total stockholders' equity/ members' deficit allocated to the Company	460,316,000	(350,163,000)
Non-controlling interests	10,628,000	5,285,000
Total stockholders' equity/ members' deficit	470,944,000	(344,878,000)
Total liabilities, redeemable investor units and stockholders' equity/ members' deficit	$ 811,379,000	$ 301,822,000